Schedule of Other Long Term Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Support services asset (Note 8)	$ 18,104
Bolt-on offerings asset (Note 8)	232
Total other long-term assets	$ 18,336